Trade and Other Receivables - Summary of Gross Carrying Value Trade Receivables by Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	€ 3,639	€ 3,229	€ 3,565
Europe [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	1,727	1,659	1,659
Americas [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	1,888	1,549	1,880
Asia [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	24	21	26
Europe Heavyside [member] | Europe [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	1,144	1,084	1,109
Europe Lightside [member] | Europe [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	174	184	176
Europe Distribution [member] | Europe [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	409	391	374
Americas Materials [member] | Americas [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	1,322	1,054	1,004
Americas Products [member] | Americas [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	€ 566	€ 495	573
Americas Distribution [member] | Americas [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables			€ 303